Average Annual Total Returns - PROFUND VP HEALTH CARE	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Health CareSM Index OneYear		Dow Jones U.S. Health CareSM Index FiveYears		Dow Jones U.S. Health CareSM Index TenYears
Total	14.44%	10.60%	14.53%	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	15.96%	[1]	12.36%	[1]	16.34%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.